Condensed income statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Other income / (loss)	€ (1,404)	€ 2,029	[1]	€ (135)	[1]
Net result	(1,433)	1,980	[1]	(146)	[1]
Aegon N.V [member]
Condensed Income Statements, Captions [Line Items]
Net result group companies	(1,275)	2,119		0
Other income / (loss)	(158)	(139)		(146)
Net result	€ (1,433)	€ 1,980		€ (146)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.